Schedule of Investments
April 28, 2023 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.63%

Apparel Retailers - 2.73%
Boot Barn Holdings, Inc. (2)	14,320	1,037,770

Automotive Retailers - 1.05%
America's Car-Mart, Inc. (2)	4,970	399,538

Banks - 4.94%
Home Bancshares, Inc.	39,357	856,802
Cadence Bank	25,820	522,080
Triumph Financial, Inc. (2)	9,496	493,412

		1,872,294

Biotechnology - 5.24%
Medpace Holdings, Inc. (2)	5,458	1,092,364
Avid Bioservices, Inc. (2)	49,406	891,778

		1,984,142

Building Materials: Other - 2.61%
TopBuild Corp. (2)	2,515	567,082
The AZEK Co., Inc. Class A (2)	15,490	420,399

		987,481

Computer Services - 6.71%
Workiva, Inc. Class A (2)	11,310	1,056,580
Qualys, Inc. (2)	8,320	939,661
Endava PLC Class A ADR (United Kingdom) (2)	9,450	544,037

		2,540,278

Cosmetics - 4.39%
e.l.f. Beauty, Inc. (2)	17,900	1,660,404

Defense - 2.37%
Mercury Systems, Inc. (2)	18,800	896,196

Electronic Equipment: Control and Filter - 0.61%
NAPCO Security Technologies, Inc. (2)	7,437	230,547

Electronic Equipment: Gauges and Meters - 2.41%
Mesa Laboratories, Inc.	5,474	911,476

Food Products - 1.48%
Sovos Brands, Inc. (2)	32,600	559,090

Food Retailers and Wholesalers - 3.20%
Grocery Outlet Holding Corp. (2)	40,667	1,211,063

Footware - 1.68%
Steven Madden, Ltd.	18,196	637,588

Gas Distribution - 2.63%
Excelerate Energy, Inc. Class A	46,260	994,590

Gas, Water and Multi-Utilities- 0.57%
Aris Water Solutions, Inc.	29,740	216,210

Health Care Services - 1.21%
Amedisys, Inc. (2)	5,680	456,104

Health Care Providers & Services - 1.02%
Chemed Corp. (2)	700	385,875

Health Information Systems - 0.97%
Certara, Inc. (2)	15,169	366,635

Home Construction - 1.52%
Skyline Champion Corp. (2)	7,736	573,779

Home Improvement Retailers - 2.12%
SiteOne Landscape Supply, Inc. (2)	5,440	803,706

Medical Equipment - 5.27%
LeMaitre Vascular, Inc.	22,879	1,235,466
Repligen Corp. (2)	5,015	760,424

		1,995,890

Medical Supplies - 3.86%
Conmed Corp.	9,640	1,210,495
Neogen Corp. (2)	14,488	249,483

		1,459,978

Men's & Boys' Furnishing, Work Clothing, & Allied Garments - 1.00%
Oxford Industries, Inc. (2)	3,680	379,739

Oil: Crude Producers - 3.53%
Earthstone Energy, Inc. Class A (2)	98,448	1,334,955

Oil & Gas E&P- 2.97%
Permian Resources Corporation	107,493	1,123,302

Perfumes, Cosmetics & Other Toilet Preparations- 1.46%
Coty Inc. Class A (2)	46,453	551,397

Professional Business Support Services - 4.67%
WNS Holdings, Ltd. ADR (India) (2)	19,583	1,765,799

Restaurants and Bars - 4.37%
Texas Roadhouse, Inc.	14,936	1,652,220

Semiconductors - 1.17%
Silicon Laboratories, Inc. (2)	3,175	442,278

Services Prepackaged Software - 0.93%
Guidewire Software, Inc. (2)	4,627	352,531

Software - 8.12%
Simulations Plus, Inc.	21,718	906,727
Pegasystems, Inc.	13,866	632,567
DoubleVerify Holdings, Inc. (2)	20,640	607,229
AppFolio, Inc. Class A (2)	4,171	582,355
Model N, Inc. (2)	11,190	344,652

		3,073,530

Specialty Chemicals - 0.98%
Quaker Chemical Corp.	1,990	371,394

Transaction Processing Services - 2.19%
Repay Holdings Corp. Class A (2)	67,950	426,047
i3 Verticals, Inc. Class A (2)	17,248	401,016

		827,063

Trucking - 2.19%
SAIA, Inc. (2)	2,790	830,778

Waste and Disposal Services - 2.96%
Casella Waste Systems, Inc. Class A (2)	12,570	1,118,730

Wholesale-Machinery, Equipment & Supplies- 0.51%
AerSale Corporation (2)	11,884	192,283

Total Common Stocks	(Cost $ 34,835,920)	36,196,633

Short-Term Investment - 4.25%

First American Government Obligation Fund - Class Z 4.6847% (3)	1,608,934	1,608,934

Total Short-Term Investment	(Cost $ 1,608,934)	1,608,934

Total Investments - 99.88%	(Cost $ 36,444,854)	37,805,567

Other Assets Less Liabilities (0.12%)		44,913

Total Net Assets - 100.00%		37,850,480

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$37,805,567	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$37,805,567	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 28, 2023.